Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Revenue	$ 114.9	$ 68.4
Cost of sales	12.8	4.2
Operating and administrative recoveries	(1.8)	(1.3)
Other income	$ 3.2	9.2
Unrealized Loss On Foreign Exchange Hedge With ACI
Related Party Transaction
Revenue		$ 0.2